Other general administrative expenses (Details Text) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Information [Abstract]
Approximate value of taxes (audit fees)	R$ 3.7	R$ 1.8	R$ 0.0
Services provided by other audit firms	R$ 13.2	R$ 4.9	R$ 4.9